Derivatives (Commodity Derivatives) (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2010	Sep. 30, 2013 MBbls MMMBTU		Jun. 30, 2013 MBbls MMMBTU		Mar. 31, 2013 MBbls MMMBTU		Sep. 30, 2012 MBbls MMMBTU	Jun. 30, 2012 MBbls MMMBTU	Mar. 31, 2012 MBbls MMMBTU	Jun. 30, 2013 MMMBTU MBbls		Jun. 30, 2012 MBbls MMMBTU	Sep. 30, 2013 MMMBTU MBbls		Sep. 30, 2012 MBbls MMMBTU	Dec. 31, 2012 MBbls MMMBTU		Dec. 31, 2011 MMMBTU MBbls
Derivative [Line Items]
Premiums paid for put options on oil and natural gas commodity derivative contracts																	$ 583
Volumes of natural gas production on settled derivatives (in MMMbtu)		43,729		43,253		42,778		40,202	34,438	23,642	86,031		58,080	129,760		98,282	140,884		64,457
Average contract price per MMBtu on settled derivatives		5.29		5.29		5.29		5.31	5.45	5.84	5.29		5.61	5.29		5.49	5.41		8.24
Volumes of oil production on settled derivatives (in MBbls)		3,775		3,734		3,693		2,951	2,731	2,578	7,426		5,308	11,201		8,259	11,289		7,917
Average contract price per barrel on settled derivatives		95.57		95.57		95.57		97.44	98.08	97.93	95.57		98.01	95.57		97.80	97.61		85.70
Realized Gain (Loss) on Interest Rate Derivatives Not Designated as Hedging Instruments Canceled Before Settlement Date	$ 124
2013 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		43,729		87,457		130,710					87,457			43,729			173,488
Weighted Average Fixed Price (in usd per energy unit)		5.29		5.29		5.29					5.29			5.29			5.29
2013 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		22,002		44,004		65,766					44,004			22,002			87,290
Weighted Average Fixed Price (in usd per energy unit)		5.22		5.22		5.22					5.22			5.22			5.22
2013 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		21,727	[1]	43,453	[2]	64,944	[3]				43,453	[2]		21,727	[1]		86,198	[4]
Weighted Average Short Put Price (in usd per energy unit)		5.37	[1]	5.37	[2]	5.37	[3]				5.37	[2]		5.37	[1]		5.37	[4]
2013 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,775		7,550		11,283					7,550			3,775			14,976
Weighted Average Fixed Price (in usd per energy unit)		95.57		95.57		95.57					95.57			95.57			95.57
2013 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		2,992	[5]	5,985	[5]	8,944	[5]				5,985	[5]		2,992	[5]		11,871	[5]
Weighted Average Fixed Price (in usd per energy unit)		94.97	[5]	94.97	[5]	94.97	[5]				94.97	[5]		94.97	[5]		94.97	[5]
2013 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		783		1,565		2,339					1,565			783			3,105
Weighted Average Short Put Price (in usd per energy unit)		97.86		97.86		97.86					97.86			97.86			97.86
2013 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		19,545	[6]	39,089	[6]	58,508	[6]				39,089	[6]		19,545	[6]		77,800	[7]
Hedged Differential (in usd per energy unit)		(0.56)	[6]	(0.56)	[6]	(0.56)	[6]				(0.56)	[6]		(0.56)	[6]		(0.56)	[7]
2013 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,010	[6]	17,778	[6]	26,208	[6]				17,778	[6]		9,010	[6]		34,785	[7]
Hedged Differential (in usd per energy unit)		(0.20)	[6]	(0.20)	[6]	(0.20)	[6]				(0.20)	[6]		(0.20)	[6]		(0.20)	[7]
2013 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		2,420	[6]	4,839	[6]	7,233	[6]				4,839	[6]		2,420	[6]		9,600	[7]
Hedged Differential (in usd per energy unit)		0.10	[6]	0.10	[6]	0.10	[6]				0.10	[6]		0.10	[6]		0.10	[7]
2013 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		1,444	[6]	2,889	[6]	4,318	[6]				2,889	[6]		1,444	[6]		5,731	[7]
Hedged Differential (in usd per energy unit)		(0.10)	[6]	(0.10)	[6]	(0.10)	[6]				(0.10)	[6]		(0.10)	[6]		(0.10)	[7]
2013 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		1,168	[6]	2,337	[6]	3,493	[6]				2,337	[6]		1,168	[6]		4,636	[7]
Hedged Differential (in usd per energy unit)		(0.20)	[6]	(0.20)	[6]	(0.20)	[6]				(0.20)	[6]		(0.20)	[6]		(0.20)	[7]
2013 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		506	[6]	1,012	[6]	1,513	[6]				1,012	[6]		506	[6]
Hedged Differential (in usd per energy unit)		(0.95)	[6]	(0.95)	[6]	(0.95)	[6]				(0.95)	[6]		(0.95)	[6]
2013 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		1,750	[8]	3,501	[8]	5,232	[8]				3,501	[8]		1,750	[8]		6,944	[8]
Hedged Differential (in usd per energy unit)		0.22	[8]	0.22	[8]	0.22	[8]				0.22	[8]		0.22	[8]		0.22	[8]
2013 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		2,664		5,329		7,964					5,329			2,664			10,570
2014 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		177,029		177,029		177,029					177,029			177,029			177,029
Weighted Average Fixed Price (in usd per energy unit)		5.14		5.14		5.14					5.14			5.14			5.14
2014 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		97,401		97,401		97,401					97,401			97,401			97,401
Weighted Average Fixed Price (in usd per energy unit)		5.25		5.25		5.25					5.25			5.25			5.25
2014 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		79,628	[1]	79,628	[2]	79,628	[3]				79,628	[2]		79,628	[1]		79,628	[4]
Weighted Average Short Put Price (in usd per energy unit)		5.00	[1]	5.00	[2]	5.00	[3]				5.00	[2]		5.00	[1]		5.00	[4]
2014 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		15,863		15,863		15,863					15,863			15,863			15,863
Weighted Average Fixed Price (in usd per energy unit)		92.52		92.52		92.52					92.52			92.52			92.52
2014 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,903	[5]	11,903	[5]	11,903	[5]				11,903	[5]		11,903	[5]		11,903	[5]
Weighted Average Fixed Price (in usd per energy unit)		92.92	[5]	92.92	[5]	92.92	[5]				92.92	[5]		92.92	[5]		92.92	[5]
2014 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,960		3,960		3,960					3,960			3,960			3,960
Weighted Average Short Put Price (in usd per energy unit)		91.30		91.30		91.30					91.30			91.30			91.30
2014 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		79,388	[6]	79,388	[6]	79,388	[6]				79,388	[6]		79,388	[6]		79,388	[7]
Hedged Differential (in usd per energy unit)		(0.33)	[6]	(0.33)	[6]	(0.33)	[6]				(0.33)	[6]		(0.33)	[6]		(0.33)	[7]
2014 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		39,718	[6]	39,718	[6]	36,026	[6]				39,718	[6]		39,718	[6]		36,026	[7]
Hedged Differential (in usd per energy unit)		(0.20)	[6]	(0.20)	[6]	(0.20)	[6]				(0.20)	[6]		(0.20)	[6]		(0.20)	[7]
2014 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,490	[6]	9,490	[6]	9,490	[6]				9,490	[6]		9,490	[6]		9,490	[7]
Hedged Differential (in usd per energy unit)		0.08	[6]	0.08	[6]	0.08	[6]				0.08	[6]		0.08	[6]		0.08	[7]
2014 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,256	[6]	5,256	[6]	5,256	[6]				5,256	[6]		5,256	[6]		5,256	[7]
Hedged Differential (in usd per energy unit)		(0.10)	[6]	(0.10)	[6]	(0.10)	[6]				(0.10)	[6]		(0.10)	[6]		(0.10)	[7]
2014 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,891	[6]	4,891	[6]	4,891	[6]				4,891	[6]		4,891	[6]		4,891	[7]
Hedged Differential (in usd per energy unit)		(0.21)	[6]	(0.21)	[6]	(0.21)	[6]				(0.21)	[6]		(0.21)	[6]		(0.21)	[7]
2014 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[6]	0	[6]	0	[6]				0	[6]		0	[6]
Hedged Differential (in usd per energy unit)		0	[6]	0	[6]	0.00	[6]				0	[6]		0	[6]
2014 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,254	[8]	7,254	[8]	7,254	[8]				7,254	[8]		7,254	[8]		7,254	[8]
Hedged Differential (in usd per energy unit)		0.22	[8]	0.22	[8]	0.22	[8]				0.22	[8]		0.22	[8]		0.22	[8]
2014 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,570		10,570		10,570					10,570			10,570			10,570
2015 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		189,895		189,895		189,895					189,895			189,895			189,895
Weighted Average Fixed Price (in usd per energy unit)		5.12		5.12		5.12					5.12			5.12			5.12
2015 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		118,041		118,041		118,041					118,041			118,041			118,041
Weighted Average Fixed Price (in usd per energy unit)		5.19		5.19		5.19					5.19			5.19			5.19
2015 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		71,854	[1]	71,854	[2]	71,854	[3]				71,854	[2]		71,854	[1]		71,854	[4]
Weighted Average Short Put Price (in usd per energy unit)		5.00	[1]	5.00	[2]	5.00	[3]				5.00	[2]		5.00	[1]		5.00	[4]
2015 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		15,025		15,025		15,025					15,025			15,025			15,025
Weighted Average Fixed Price (in usd per energy unit)		94.81		94.81		94.81					94.81			94.81			94.81
2015 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,599	[5]	11,599	[5]	11,599	[5]				11,599	[5]		11,599	[5]		11,599	[5]
Weighted Average Fixed Price (in usd per energy unit)		96.23	[5]	96.23	[5]	96.23	[5]				96.23	[5]		96.23	[5]		96.23	[5]
2015 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,426		3,426		3,426					3,426			3,426			3,426
Weighted Average Short Put Price (in usd per energy unit)		90.00		90.00		90.00					90.00			90.00			90.00
2015 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		87,162	[6]	87,162	[6]	87,162	[6]				87,162	[6]		87,162	[6]		87,162	[7]
Hedged Differential (in usd per energy unit)		(0.33)	[6]	(0.33)	[6]	(0.33)	[6]				(0.33)	[6]		(0.33)	[6]		(0.33)	[7]
2015 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		43,292	[6]	43,292	[6]	38,362	[6]				43,292	[6]		43,292	[6]		38,362	[7]
Hedged Differential (in usd per energy unit)		(0.20)	[6]	(0.20)	[6]	(0.20)	[6]				(0.20)	[6]		(0.20)	[6]		(0.20)	[7]
2015 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,344	[6]	9,344	[6]	9,344	[6]				9,344	[6]		9,344	[6]		9,344	[7]
Hedged Differential (in usd per energy unit)		0.06	[6]	0.06	[6]	0.06	[6]				0.06	[6]		0.06	[6]		0.06	[7]
2015 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,891	[6]	4,891	[6]	4,891	[6]				4,891	[6]		4,891	[6]		4,891	[7]
Hedged Differential (in usd per energy unit)		(0.10)	[6]	(0.10)	[6]	(0.10)	[6]				(0.10)	[6]		(0.10)	[6]		(0.10)	[7]
2015 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,074	[6]	5,074	[6]	5,074	[6]				5,074	[6]		5,074	[6]		5,074	[7]
Hedged Differential (in usd per energy unit)		(0.21)	[6]	(0.21)	[6]	(0.21)	[6]				(0.21)	[6]		(0.21)	[6]		(0.21)	[7]
2015 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[6]	0	[6]	0	[6]				0	[6]		0	[6]
Hedged Differential (in usd per energy unit)		0	[6]	0	[6]	0.00	[6]				0	[6]		0	[6]
2015 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,251	[8]	7,251	[8]	7,251	[8]				7,251	[8]		7,251	[8]		7,251	[8]
Hedged Differential (in usd per energy unit)		0.24	[8]	0.24	[8]	0.24	[8]				0.24	[8]		0.24	[8]		0.24	[8]
2015 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,570		10,570		10,570					10,570			10,570			10,570
2016 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		198,110		198,110		198,110					198,110			198,110			198,110
Weighted Average Fixed Price (in usd per energy unit)		4.51		4.51		4.51					4.51			4.51			4.51
2016 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		121,841		121,841		121,841					121,841			121,841			121,841
Weighted Average Fixed Price (in usd per energy unit)		4.20		4.20		4.20					4.20			4.20			4.20
2016 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		76,269	[1]	76,269	[2]	76,269	[3]				76,269	[2]		76,269	[1]		76,269	[4]
Weighted Average Short Put Price (in usd per energy unit)		5.00	[1]	5.00	[2]	5.00	[3]				5.00	[2]		5.00	[1]		5.00	[4]
2016 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		14,735		14,735		14,735					14,735			14,735			14,735
Weighted Average Fixed Price (in usd per energy unit)		90.44		90.44		90.44					90.44			90.44			90.44
2016 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,464	[5]	11,464	[5]	11,464	[5]				11,464	[5]		11,464	[5]		11,464	[5]
Weighted Average Fixed Price (in usd per energy unit)		90.56	[5]	90.56	[5]	90.56	[5]				90.56	[5]		90.56	[5]		90.56	[5]
2016 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,271		3,271		3,271					3,271			3,271			3,271
Weighted Average Short Put Price (in usd per energy unit)		90.00		90.00		90.00					90.00			90.00			90.00
2016 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		59,954	[6]	59,954	[6]	19,764	[6]				59,954	[6]		59,954	[6]		19,764	[7]
Hedged Differential (in usd per energy unit)		(0.32)	[6]	(0.32)	[6]	(0.31)	[6]				(0.32)	[6]		(0.32)	[6]		(0.31)	[7]
2016 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		46,294	[6]	46,294	[6]	39,199	[6]				46,294	[6]		46,294	[6]		39,199	[7]
Hedged Differential (in usd per energy unit)		0.20	[6]	(0.20)	[6]	(0.20)	[6]				(0.20)	[6]		0.20	[6]		(0.20)	[7]
2016 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,768	[6]	7,768	[6]	0	[6]				7,768	[6]		7,768	[6]		0	[7]
Hedged Differential (in usd per energy unit)		0.05	[6]	0.05	[6]	0.00	[6]				0.05	[6]		0.05	[6]		0.00	[7]
2016 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,575	[6]	4,575	[6]	4,575	[6]				4,575	[6]		4,575	[6]		4,575	[7]
Hedged Differential (in usd per energy unit)		(0.10)	[6]	(0.10)	[6]	(0.10)	[6]				(0.10)	[6]		(0.10)	[6]		(0.10)	[7]
2016 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,219	[6]	4,219	[6]	0	[6]				4,219	[6]		4,219	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.20)	[6]	(0.20)	[6]	0.00	[6]				(0.20)	[6]		(0.20)	[6]		0.00	[7]
2016 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[6]	0	[6]	0	[6]				0	[6]		0	[6]
Hedged Differential (in usd per energy unit)		0	[6]	0	[6]	0.00	[6]				0	[6]		0	[6]
2016 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,446	[8]	7,446	[8]	7,446	[8]				7,446	[8]		7,446	[8]		7,446	[8]
Hedged Differential (in usd per energy unit)		0.25	[8]	0.25	[8]	0.25	[8]				0.25	[8]		0.25	[8]		0.25	[8]
2016 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,599		10,599		10,599					10,599			10,599			10,599
2017 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		187,008		187,008		187,008					187,008			187,008			187,008
Weighted Average Fixed Price (in usd per energy unit)		4.48		4.48		4.48					4.48			4.48			4.48
2017 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		120,122		120,122		120,122					120,122			120,122			120,122
Weighted Average Fixed Price (in usd per energy unit)		4.26		4.26		4.26					4.26			4.26			4.26
2017 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		66,886	[1]	66,886	[2]	66,886	[3]				66,886	[2]		66,886	[1]		66,886	[4]
Weighted Average Short Put Price (in usd per energy unit)		4.88	[1]	4.88	[2]	4.88	[3]				4.88	[2]		4.88	[1]		4.88	[4]
2017 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,139		5,139		5,139					5,139			5,139			5,139
Weighted Average Fixed Price (in usd per energy unit)		89.10		89.10		89.10					89.10			89.10			89.10
2017 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,755	[5]	4,755	[5]	4,755	[5]				4,755	[5]		4,755	[5]		4,755	[5]
Weighted Average Fixed Price (in usd per energy unit)		89.02	[5]	89.02	[5]	89.02	[5]				89.02	[5]		89.02	[5]		89.02	[5]
2017 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		384		384		384					384			384			384
Weighted Average Short Put Price (in usd per energy unit)		90.00		90.00		90.00					90.00			90.00			90.00
2017 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)				100.00		100.00					100.00						100.00
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384		5,384		5,384					5,384			5,384			5,384
2017 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		59,138	[6]	59,138	[6]	0	[6]				59,138	[6]		59,138	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.33)	[6]	(0.33)	[6]	0.00	[6]				(0.33)	[6]		(0.33)	[6]		0.00	[7]
2017 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		38,880	[6]	38,880	[6]	0	[6]				38,880	[6]		38,880	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.19)	[6]	(0.19)	[6]	0.00	[6]				(0.19)	[6]		(0.19)	[6]		0.00	[7]
2017 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,437	[6]	7,437	[6]	0	[6]				7,437	[6]		7,437	[6]		0	[7]
Hedged Differential (in usd per energy unit)		0.05	[6]	0.05	[6]	0.00	[6]				0.05	[6]		0.05	[6]		0.00	[7]
2017 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,604	[6]	3,604	[6]	0	[6]				3,604	[6]		3,604	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.08)	[6]	(0.08)	[6]	0.00	[6]				(0.08)	[6]		(0.08)	[6]		0.00	[7]
2017 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,819	[6]	4,819	[6]	0	[6]				4,819	[6]		4,819	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.20)	[6]	(0.20)	[6]	0.00	[6]				(0.20)	[6]		(0.20)	[6]		0.00	[7]
2017 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[6]	0	[6]	0	[6]				0	[6]		0	[6]
Hedged Differential (in usd per energy unit)		0	[6]	0	[6]	0.00	[6]				0	[6]		0	[6]
2017 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		6,486	[8]	6,486	[8]	6,486	[8]				6,486	[8]		6,486	[8]		6,486	[8]
Hedged Differential (in usd per energy unit)		0.25	[8]	0.25	[8]	0.25	[8]				0.25	[8]		0.25	[8]		0.25	[8]
2018 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		36,500		36,500		36,500					36,500			36,500			36,500
Weighted Average Fixed Price (in usd per energy unit)		5.00		5.00		5.00					5.00			5.00			5.00
2018 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		36,500		36,500		36,500					36,500			36,500			36,500
Weighted Average Fixed Price (in usd per energy unit)		5.00		5.00		5.00					5.00			5.00			5.00
2018 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[1]	0	[2]	0	[3]				0	[2]		0	[1]		0	[4]
Weighted Average Short Put Price (in usd per energy unit)		0.00	[1]	0.00	[2]	0.00	[3]				0.00	[2]		0.00	[1]		0.00	[4]
2018 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0		0		0					0			0			0
Weighted Average Fixed Price (in usd per energy unit)		0.00		0.00		0.00					0.00			0.00			0.00
2018 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[5]	0	[5]	0	[5]				0	[5]		0	[5]		0	[5]
Weighted Average Fixed Price (in usd per energy unit)		0.00	[5]	0.00	[5]	0.00	[5]				0.00	[5]		0.00	[5]		0.00	[5]
2018 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0		0		0					0			0			0
Weighted Average Short Put Price (in usd per energy unit)		0.00		0.00		0.00					0.00			0.00			0.00
2018 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		100.00		100.00		100.00					100.00			100.00			100.00
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384		5,384		5,384					5,384			5,384			5,384
2018 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		16,425	[6]	16,425	[6]	0	[6]				16,425	[6]		16,425	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.33)	[6]	(0.33)	[6]	0.00	[6]				(0.33)	[6]		(0.33)	[6]		0.00	[7]
2018 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,804	[6]	10,804	[6]	0	[6]				10,804	[6]		10,804	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.19)	[6]	(0.19)	[6]	0.00	[6]				(0.19)	[6]		(0.19)	[6]		0.00	[7]
2018 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		2,044	[6]	2,044	[6]	0	[6]				2,044	[6]		2,044	[6]		0	[7]
Hedged Differential (in usd per energy unit)		0.05	[6]	0.05	[6]	0.00	[6]				0.05	[6]		0.05	[6]		0.00	[7]
2018 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		986	[6]	986	[6]	0	[6]				986	[6]		986	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.08)	[6]	(0.08)	[6]	0.00	[6]				(0.08)	[6]		(0.08)	[6]		0.00	[7]
2018 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		1,314	[6]	1,314	[6]	0	[6]				1,314	[6]		1,314	[6]		0	[7]
Hedged Differential (in usd per energy unit)		(0.20)	[6]	(0.20)	[6]	0.00	[6]				(0.20)	[6]		(0.20)	[6]		0.00	[7]
2018 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[6]	0	[6]	0	[6]				0	[6]		0	[6]
Hedged Differential (in usd per energy unit)		0	[6]	0	[6]	0.00	[6]				0	[6]		0	[6]
2018 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[8]	0	[8]	0	[8]				0	[8]		0	[8]		0	[8]
Hedged Differential (in usd per energy unit)		0.00	[8]	0.00	[8]	0.00	[8]				0.00	[8]		0.00	[8]		0.00	[8]
2019 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		90.00		90.00		90.00					90.00			90.00			90.00
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384		5,384		5,384					5,384			5,384			5,384

[1]	Includes certain outstanding natural gas put options of approximately 2,664 MMMBtu for the period October 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to indirectly hedge revenues associated with NGL production.
[2]	Includes certain outstanding natural gas put options of approximately 5,329 MMMBtu for the period July 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to indirectly hedge revenues associated with NGL production.
[3]	Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
[4]	Includes certain outstanding natural gas puts of approximately 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
[5]	Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
[6]	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.
[7]	Settle on the respective pricing index to hedge basis differential associated with natural gas production.
[8]	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).